As filed with the Securities and Exchange Commission on February 1, 2007.

Registration No. 33-83560

811-8750

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-4

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.

Post-Effective Amendment No. 23  ☒

and

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 24  ☒

SEPARATE ACCOUNT VA BNY

(Exact Name of Registrant)

TRANSAMERICA FINANCIAL LIFE INSURANCE COMPANY

(Name of Depositor)

4 Manhattanville Road

Purchase, NY 10577

(Address of Depositor’s Principal Executive Offices)

Depositor’s Telephone Number, including Area Code

(319) 298-8330

Darin D. Smith, Esquire

Transamerica Financial Life Insurance Company

4333 Edgewood Road, N.E.

Cedar Rapids, Iowa 52499

(Name and Address of Agent for Service)

Copy to:

Frederick R. Bellamy, Esquire

Sutherland, Asbill and Brennan L.L.P.

1275 Pennsylvania Avenue, N.W.

Washington, D.C. 20004-2404

Title of Securities Being Registered:    Flexible Premium Variable Annuity Policies

It is proposed that this filing will become effective:

☒ immediately upon filing pursuant to paragraph (b) of Rule 485.

☐ on                 pursuant to paragraph (b) of Rule 485.

☐ 60 days after filing pursuant to paragraph (a) (1) if Rule 485.

☐ on                 pursuant to paragraph (a) (1) if Rule 485.

If appropriate, check the following box:

☐ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

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The Prospectus, Statement of Additional Information, Supplements and Exhibits for the Transamerica Landmark NY Variable Annuity are hereby incorporated by reference to the Post-Effective Amendment No. 23 to the Form N-4 Registration Statement (33-83560; 811-8750) filed on April 27, 2006.

TRANSAMERICA LANDMARK NY

VARIABLE ANNUITY

Issued by

TRANSAMERICA FINANCIAL LIFE INSURANCE COMPANY

Supplement dated February 1, 2007

to the

Prospectus dated May 1, 2006

INCOME SELECT FOR LIFE

You may elect to purchase the optional Income Select for Life rider which provides you with a guaranteed minimum withdrawal benefit if you invest in certain designated funds. This rider is available during the accumulation phase but it will not be issued if the annuitant is younger than 55 or older than 80.

The Income Select for Life rider may vary for certain policies and may not be available for all policies. Please contact Transamerica at (800) 525-6205 for additional information regarding the availability of the Income Select for Life rider.

In addition, the tax rules for qualified policies may limit the value of this rider. Please consult a qualified tax advisor before electing the Income Select for Life rider for a qualified policy.

This supplement hereby amends, and to the extent inconsistent replaces, the prospectus disclosure.

ANNUITY POLICY FEE TABLE AND EXPENSE EXAMPLES(1)

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the policy. The first table describes the fees and expenses that you will pay at the time that you buy the policy, surrender the policy, or transfer cash value between investment choices.

Policy Owner Transaction Expenses:
Sales Load On Purchase Payments	0%
Maximum Surrender Charge (as a % of premium payments surrendered)(2)	8%
Transfer Fee(3)	$0 -$10
Special Service Fee	$0 -$25

The next table describes the fees and expenses that you will pay periodically during the time that you own the policy, not including portfolio fees and expenses.

This Prospectus Supplement must be accompanied or preceded

by the Prospectus for the

Transamerica Landmark NY Variable Annuity dated May 1, 2006

Annual Service Charge		$0 - $30 Per Policy
Separate Account Annual Expenses (as a percentage of average account value):
Base Separate Account Expenses:
Mortality and Expense Risk Fee(4)		1.15%
Administrative Charge		0.15%
Total Base Separate Account Annual Expenses		1.30%
Optional Separate Account Expenses:
Annual Step-Up Death Benefit(5)		0.15%
Total Separate Account Annual Expenses with Highest Optional Separate Account Expenses		1.45%

	Single Life Option	Joint Life Option
Income Select for Life Rider – base benefit(6)	0.40%	0.60%
Additional Benefits available with the Income Select for Life Rider
Growth(7)	0.25%	0.50%
Death(7)	0.25%	0.20%
Total Income Select for Life Rider Fees with Highest Combination of Benefits	0.90%	1.30%

The next item shows the lowest and highest total operating expenses charged by the portfolio companies for the year ended December 31, 2005 (before any fee waiver or expense reimbursements). Expenses may be higher or lower in future years. More detail concerning each portfolio’s fees and expenses is contained in the prospectus for each portfolio.

	Minimum	Maximum
Total Portfolio Annual Operating Expenses(8):
Expenses that are deducted from portfolio assets, including management fees, distribution and/or service (12b-1) fees, and other expenses	0.65%	2.99%

The following Example is intended to help you compare the costs of investing in the policy with the cost of investing in other variable annuity policies. These costs include policy owner transaction expenses, policy fees, separate account annual expenses, and portfolio fees and expenses.

The Example assumes that you invest $10,000 in the policy for the time periods indicated. The Example also assumes that your investment has a 5% return each year, the highest fees and expenses of any of the portfolios for the year ended December 31, 2005, and the highest combination of separate account expenses and optional rider fees (including any riders offered by supplement). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Example(9)
If the policy is surrendered at the end of the applicable time period	$1308	$2402	$3418	$6011
If the policy is annuitized at the end of the applicable time period or if you do not surrender your policy	$588	$1772	$2968	$6011

For information concerning compensation paid for the sale of the policies, see “Distributor of the Policies.”

(1)	During the income phase the fees may be different than those described in the Fee Table. See Section 5, Expenses.

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(2)	The surrender charge, if any is imposed, applies to each policy, regardless of how policy value is allocated among the investment options. The surrender charge decreases based on the number of years since the premium payment was made.

(3)	The transfer fee, if any is imposed, applies to each policy, regardless of how policy value is allocated among the separate account and the fixed account. There is no fee for the first 12 transfers per year. For additional transfers, Transamerica may charge a fee of $10 per transfer.

(4)	The mortality and expense risk fee shown (1.15%) is for the accumulation phase with the “Return of Premium Death Benefit.”

(5)	The fee for the “Annual Step-Up Death Benefit” (0.15%) is in addition to the mortality and expense risk and administrative fee.

(6)	The fee is a percentage of the total withdrawal base.

(7)	This fee is a percentage of the total withdrawal base and is in addition to the Income Select for Life Rider fee.

(8)	The fee table information relating to the underlying fund portfolios is for the year ending December 31, 2005 (unless otherwise noted) and was provided to Transamerica by the underlying fund portfolios, their investment advisors or managers, and Transamerica has not and cannot independently verify the accuracy or completeness of such information. Actual future expenses of the portfolios may be greater or less than those shown in the Table.

(9)	The Example does not reflect transfer fees. Different fees and expense not reflected in the Example may be assessed during the income phase of the policy.

Please remember that the Example is an illustration and does not represent past or future expenses. Your actual expenses may be lower or higher than those reflected in the Example. Similarly, your rate of return may be more or less than the 5% assumed in the Example.

Income Select for Life – Base Benefit

This benefit is intended to provide a level of cash withdrawals regardless of the performance of the designated investment options you select. If you elect this benefit, we will provide a maximum annual withdrawal amount regardless of your policy value (your ability to change the frequency or amount of your withdrawal ceases if your policy value reaches zero). Under this benefit, you can withdraw up to the maximum annual withdrawal amount each calendar year starting with the calendar year immediately following the annuitant’s 59th birthday until the annuitant’s (or the annuitant’s surviving spouse if the joint life option is elected) death (unless your minimum remaining withdrawal amount is reduced to zero because of “excess withdrawals”; see Total Withdrawal Base Adjustments, and Additional Death Payment Option – Minimum Remaining Withdrawal Amount, below). All withdrawals before the annuitant (or the annuitant’s surviving spouse if the joint life option is elected) is 59 are excess withdrawals; a penalty tax may be assessed on amounts withdrawn from the policy before the owner reaches age 59 1/2.

Example. Assume you are the owner and annuitant and you make a single premium payment of $100,000 when you are 55 years old. Further assume that you do not make any additional withdrawals or premium payments, but that after five years your policy value has

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declined to $70,000 solely because of negative investment performance. You could still withdraw up to $4,500 each calendar year for the rest of your life (assuming that you take your first withdrawal when you are age 60—64, and that you do not withdraw more than the maximum annual withdrawal amount in any one year.)

Of course, you can always withdraw an amount up to your cash value pursuant to your rights under the policy at your discretion. See the SAI for examples showing the effect of hypothetical withdrawals in more detail including an excess withdrawal that reduces the total withdrawal base by a pro rata amount.

Please note:

•	Any withdrawal in excess of the maximum withdrawal amount is an excess withdrawal.

•	The amount of your gross partial withdrawal may impact the maximum annual withdrawal amount, total withdrawal base, and minimum remaining withdrawal amount and such impact may be on a greater than dollar-for-dollar basis.

Like all withdrawals, withdrawals under this benefit also:

•	reduce your policy value;

•	reduce your base policy death benefit and other benefits;

•	may be subject to surrender charges and excess interest adjustments;

•	may be subject to income taxes and federal tax penalties; and

•	may be limited or restricted under certain qualified policies.

Maximum Annual Withdrawal Amount. You can withdraw up to the maximum annual withdrawal amount in any calendar year without causing an excess withdrawal. See Total Withdrawal Base Adjustments and Minimum Remaining Withdrawal Amount Adjustments below.

The maximum annual withdrawal amount is zero if the annuitant is not 59 years old on the rider date (i.e., the date the rider is added to the policy). The maximum annual withdrawal amount remains zero until the first day of the calendar year after the annuitant’s 59th birthday. The maximum annual withdrawal amount for that calendar year and each subsequent calendar year is equal to the income benefit percentage (see below) of the total withdrawal base.

If the annuitant is at least 59 years old on the rider date, the maximum annual withdrawal amount in the calendar year the rider is elected is equal to the income benefit percentage of the total withdrawal base prorated based on the number of days from the rider date to the end of the calendar year. Thereafter, the maximum annual withdrawal amount for each calendar year is equal to the income benefit percentage of the total withdrawal base.

For qualified policies:

If the annuitant is at least 70 1/2 years old, the maximum annual withdrawal amount for that calendar year (and each subsequent calendar year) is equal to the greater of:

•	the maximum annual withdrawal amount described above; or

•

an amount equal to a minimum required distribution amount calculated using only: (1) the living annuitant’s age, (2) the IRS Uniform Lifetime table or, if applicable, the Joint Life and Survivor Expectancy table, (3) the policy value of the base policy, (including the present value of any additional benefits provided under the policy to the extent required to be taken into account under IRS guidance) and (4) amounts from the current calendar year (no carry-

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over from past years). An amount not calculated as set forth above cannot be used as the maximum annual withdrawal amount.

You can take withdrawals under this rider regardless of your policy value; however, once your policy value reaches zero, you cannot make premium payments and all other policy features, benefits, and guarantees (except those provided by this rider) are terminated. In order to continue withdrawals guaranteed by this rider after your policy value reaches zero, you must select the frequency of future withdrawals. Once selected, the amount and frequency of future withdrawals after your policy value reaches zero cannot be changed.

Please note:

•	The maximum annual withdrawal amount described above is based on calendar years, not rider or policy years.

•	If the rider is added prior to the annuitant’s 59th birthday, the maximum annual withdrawal amount will be zero until the beginning of the calendar year (January 1st) after the annuitant’s 59th birthday, however, you will still be charged a rider fee prior to this time.

•	Excess withdrawals may cause you to lose the benefit of the rider.

•	All policy value must be allocated to a limited number of funds.

Income Benefit Percentage. The income benefit percentage is determined by the annuitant’s age at the time of the first withdrawal taken on or after January 1st following the annuitant’s 59th birthday (if the joint life option is elected, the income benefit percentage is governed by the younger of the annuitant or the annuitant’s spouse). The income benefit percentage is as follows:

Age at time of first withdrawal	Income Benefit Percentage
59-64	4.5%
65-69	5.0%
70-74	5.5%
75-79	6.0%
80-84	6.5%
85-89	7.0%
90-94	7.5%
≥95	8.0%

Please note that once established at the time of the first withdrawal on or after the January 1st following the 59th birthday of the annuitant (or if the joint life option is elected, the younger of the annuitant or the annuitant’s spouse), the income benefit percentage will not increase even though the annuitant’s age increases.

Total Withdrawal Base. We use the total withdrawal base to calculate the maximum annual withdrawal amount. The total withdrawal base on the rider date is the policy value (less any premium enhancement, if the rider is added in the first policy year). After the rider date, the total withdrawal base is equal to the total withdrawal base on the rider date, plus subsequent premium payments, less subsequent Total Withdrawal Base Adjustments.

Total Withdrawal Base Adjustments. Gross partial withdrawals up to the maximum annual withdrawal amount will not reduce the total withdrawal base. Gross partial withdrawals in excess of the maximum annual withdrawal amount (“excess withdrawals”) will reduce the total withdrawal base by the greater of the dollar amount of the excess withdrawal

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or a pro rata amount (possibly to zero). See the SAI for examples showing the effect of hypothetical withdrawals in more detail including an excess withdrawal that reduces the total withdrawal base by a pro rata amount. Excess withdrawals may eliminate any guarantee offered by this rider.

Please note:

•	Since the total withdrawal base is generally equal to the policy value on the rider date, the maximum annual withdrawal amount may decrease if the policy value decreases prior to the rider date.

•	Upon the death of the annuitant, the Income Select for Life rider terminates and no additional guaranteed withdrawals exist.

Designated Investment Options. If you elect the Income Select for Life benefit, you must allocate 100% of your policy value to one or more of the following “designated funds:”

Asset Allocation – Conservative Portfolio – Service Class

Asset Allocation – Moderate Portfolio – Service Class

Asset Allocation – Moderate Growth Portfolio – Service Class

International Moderate Growth Fund – Service Class

Transamerica Balanced – Service Class

Transamerica Money Market – Service Class

Fixed Account

If you elect this rider, you may transfer amounts among the designated funds; however, you cannot transfer any amount to any other subaccount. After the first rider anniversary, you can terminate this rider. Terminating the rider will result in losing all your benefits under this rider. Starting the next business day you may transfer to a non-designated fund.

Upgrades. You can upgrade the total withdrawal base to the policy value after the first rider anniversary by sending us written notice (we reserve the right to limit your upgrade election to a 30-day period following each rider anniversary). At this time the minimum remaining withdrawal amount and maximum annual withdrawal amount will be recalculated. If an upgrade is elected, your current rider will terminate and a new rider will be issued with a new rider date and its own rider fee percentage (which may be higher than your current rider fee percentage) and growth rate, if any. The new rider date will be the date the Company receives all necessary information.

Income Select for Life – Additional Options

There are four options you may elect with the Income Select for Life rider. The options are:

•	Growth;

•	Additional Death Payment; and

•	Joint Life;

1. Growth Option. If you elect the Income Select for Life rider, you can also elect an accumulating total withdrawal base during the growth period.

Growth Period. The growth period begins on the rider date and ends at the earlier of the first withdrawal or the tenth rider anniversary.

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Total Withdrawal Base. The total withdrawal base during the growth period is equal to:

•	the total withdrawal base on the rider date; plus

•	premiums added during the growth period;

•	accumulated at an annual effective rate of 5% (the accumulation stops at the end of the growth period).

The total withdrawal base after the growth period is equal to:

•	the total withdrawal base at the end of the growth period; plus

•	any premiums added after the growth period; less

•	any adjustments for withdrawals (as described under “Total Withdrawal Base Adjustments” above) including the withdrawal, if any, which ended the growth period.

Please note:

•	Taking a withdrawal stops the growth. Therefore, please consider your need to make withdrawals when deciding whether to add the growth option.

•	The minimum remaining withdrawal amount does not accumulate and election of the growth option has no effect on the policy value.

2. Additional Death Payment Option. If you elect the Income Select for Life rider, you can also elect to add an additional amount to the death benefit payable under the base policy, upon the death of the annuitant. The additional amount will be equal to the excess, if any, of the minimum remaining withdrawal amount over the base policy death benefit.

Minimum Remaining Withdrawal Amount. The minimum remaining withdrawal amount on the rider date is the policy value (less any premium enhancement if the rider is added in the first policy year). After the rider date, the minimum remaining withdrawal amount is equal to:

•	the minimum remaining withdrawal amount on the rider date; plus

•	subsequent premium payments; less

•	adjustments for withdrawals (as described under “Minimum Remaining Withdrawal Amount Adjustments” below).

Minimum Remaining Withdrawal Amount Adjustments. Gross partial withdrawals up to the maximum annual withdrawal amount will reduce the minimum remaining withdrawal amount on a dollar-for-dollar basis. Gross partial withdrawals in excess of the maximum annual withdrawal amount will reduce the minimum remaining withdrawal amount by the greater of the dollar amount of the excess withdrawal or a pro rata amount (possibly to zero). See the SAI for examples showing the effect of hypothetical withdrawals in more detail. Excess withdrawals may eliminate the additional death benefit available with the Income Select for Life rider.

Please note: If an owner who is not the annuitant dies and the surviving spouse continues the policy, no additional amount is payable. If the policy is not continued, the surviving owner (who is also the sole beneficiary) may elect to receive life time income payments equal to the maximum annual withdrawal amount divided by the number of payments each year instead of receiving the policy’s cash value.

3. Joint Life Option. If you elect the Income Select for Life rider, you can also elect to postpone termination of the rider until the later of the annuitant or annuitant’s spouse’s death. This allows the maximum annual withdrawal amount to be withdrawn until the death of the later of the annuitant or annuitant’s spouse (if the annuitant’s spouse continues the policy).

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Please note: If at the time of the annuitant’s death the spouse cannot continue to keep the policy in force under the tax code, then the rider will terminate and no additional withdrawals under the rider are permitted.

Income Select for Life Rider and Additional Option Fees

A rider fee, 0.40% for single life and 0.60% for joint life of the total withdrawal base on each rider anniversary, is charged annually prior to annuitization for the base benefit. You will be charged an additional rider fee, which is also a percentage of the total withdrawal base on each rider anniversary, annually prior to annuitization for each additional option you elect with the rider. These additional benefit fees are in addition to the Income Select for Life rider fee. The additional fees are as follows:

Option	Single Life Option	Joint Life Option
Growth	0.25%	0.50%
Additional Death Payment	0.25%	0.20%

We will also deduct any rider fee pro rata upon full surrender of the policy or other termination of the rider. The rider fee(s) is deducted from each investment choice in proportion to the amount of policy value in each investment option.

Income Select for Life Rider Issue Requirements

The Company will not issue the Income Select for Life rider unless:

•	the annuitant is at least 55 and not yet age 81;

•	the annuitant is also an owner (except in the case of non-natural owners);

•	there are no more than two owners; and

•	if the joint life option is elected, the annuitant’s spouse is (1) a joint owner along with the annuitant or (2) the sole primary beneficiary (and there is no joint owner).

Termination

The Income Select for Life rider and any additional options will terminate upon the earliest of the following:

•	the date we receive written notice from you requesting termination of the Income Select for Life rider (you may not terminate the rider before the first rider anniversary);

•	the death of the annuitant (or if the joint life option was elected, the annuitant’s spouse if that spouse continued the policy as the surviving spouse);

•	annuitization; or

•	termination of your policy.

This supplement summarizes the Income Select for Life rider. The application and operation of the Income Select for Life rider are governed by the terms and conditions of the rider itself. The Income Select for Life rider and additional options may vary for certain policies and may not be available for all policies.

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TRANSAMERICA LANDMARK NY VARIABLE ANNUITY

Issued by

TRANSAMERICA FINANCIAL LIFE INSURANCE COMPANY

Supplement dated February 1, 2007

to the

Statement of Additional Information dated May 1, 2006

GUARANTEED MINIMUM WITHDRAWAL BENEFIT ADJUSTED PARTIAL SURRENDERS

Total Withdrawal Base. Gross partial withdrawals up to the maximum annual withdrawal amount will not reduce the total withdrawal base. Gross partial withdrawals in excess of the maximum annual withdrawal amount will reduce the total withdrawal base by an amount equal to the greater of:

1)	the excess gross partial withdrawal amount; and

2)	a pro rata amount, the result of (A / B) * C, where:

A	is the excess gross partial withdrawal (the amount in excess of the guaranteed annual withdrawal amount remaining prior to the withdrawal);

B	is the policy value after the maximum annual withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount; and

C	is the total withdrawal base prior to the withdrawal of the excess amount.

Minimum Remaining Withdrawal Amount. Gross partial withdrawals up to the maximum annual withdrawal amount will reduce the minimum remaining withdrawal amount by the same amount (dollar-for-dollar). Gross partial withdrawals in excess of the maximum annual withdrawal amount will reduce the minimum remaining withdrawal amount by an amount equal to the greater of:

1)	the excess gross partial withdrawal amount; and

2)	a pro rata amount, the result of (A / B) * C, where:

A	is the excess gross partial withdrawal (the amount in excess of the guaranteed annual withdrawal amount remaining prior to the withdrawal);

B	is the policy value after the maximum annual withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount; and

C	is the minimum remaining withdrawal amount after the maximum annual withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount.

This Supplement must be accompanied or preceded

by the Statement of Additional Information for the

Transamerica Landmark NY Variable Annuity dated May 1, 2006

The following demonstrates, on a purely hypothetical basis, the effects of partial withdrawals under the guaranteed minimum withdrawal benefit.

When a withdrawal is taken, three parts of the guaranteed minimum withdrawal benefit can be affected:

1.	Minimum remaining withdrawal amount (“MRWA”)

2.	Total withdrawal base (“TWB”)

3.	Maximum annual withdrawal amount (“MAWA”)

Example 1 (5 For Life):

Assumptions:

TWB	= $100,000
MRWA	= $100,000
5% WD would be $5,000 (5% of the current $100,000 total withdrawal base)
WD	= $5,000
Excess withdrawal (“EWD”) = None
PV	= $100,000
You	= Owner and Annuitant (Age 60)

Step One. Is any portion of the withdrawal greater than the maximum annual withdrawal amount?

No. There is no excess withdrawal under the guarantee if no more than $5,000 is withdrawn.

Step Two. What is the minimum remaining withdrawal amount after the withdrawal has been taken?

1.	Total to deduct from the minimum remaining withdrawal amount is $5,000 (there is no excess to deduct)

2.	$100,000 - $5,000 = $95,000.

Result. In this example, because no portion of the withdrawal was in excess of $5,000, the total withdrawal base does not change and the minimum remaining withdrawal amount is $95,000.00.

Example 2 (5 For Life):

Assumptions:

TWB	= $100,000
MRWA	= $100,000
5% WD would be $5,000 (5% of the current $100,000 total withdrawal base)
WD	= $7,000
EWD	= $2,000 ($7,000 - $5,000)
PV	= $90,000
You	= Owner and Annuitant (Age 60)

Step One. Is any portion of the total withdrawal greater than the maximum annual withdrawal amount?

Yes. $7,000 - $5,000 = $2,000 (the excess withdrawal amount)

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Step Two. Calculate how much of the minimum remaining withdrawal amount is affected by the excess withdrawal.

1.	Formula for pro rata amount is: (EWD / (PV – 5% WD)) * (MRWA – 5% WD)

2.	($2,000 / ($90,000 - $5,000)) * ($100,000 - $5,000) = $2,235.29

Step Three. Which is larger, the actual $2,000 excess withdrawal amount or the $2,235.29 pro rata amount?

$2,235.29 pro rata amount

Step Four. What is the minimum remaining withdrawal amount after the withdrawal has been taken?

1.	Total to deduct from the minimum remaining withdrawal amount is $5,000 (MAWA) + $2,235.29 (pro rata excess) = $7,235.29

2.	$100,000 - $7,235.29 = $92,764.71

Result. The minimum remaining withdrawal amount is $92,764.71.

NOTE. For the guaranteed minimum withdrawal benefit, because there was an excess withdrawal amount, the total withdrawal base needs to be adjusted as well as a new lower maximum annual withdrawal amount. Had the withdrawal for this example not been more than $5,000, the total withdrawal base would remain at $100,000 and the maximum annual withdrawal amount would be $5,000. However, because an excess withdrawal has been taken, the total withdrawal base is also changed (this is the amount the 5% is based on).

New total withdrawal base:

Step One. The total withdrawal base is only reduced by amount of the excess or the pro rata amount if greater.

Step Two. Calculate how much the total withdrawal base is affected by the excess withdrawal.

1.	The formula is (EWD / (PV – 5% WD)) * TWB before any adjustments

2.	($2,000 / ($90,000 - $5,000)) * $100,000 = $2,352.94

Step Three. Which is larger, the actual $2,000 excess withdrawal amount or the $2,352.94 pro rata amount?

$2,352.94 pro rata amount.

Step Four. What is the new total withdrawal base upon which the maximum annual withdrawal amount is based?

$100,000 - $2,352.94 = $97,647.06

Result. The new total withdrawal base is $97,647.06

New maximum annual withdrawal amount:

Because the total withdrawal base was adjusted (due to the excess withdrawal) we have to calculate a new maximum annual withdrawal amount for the 5% guarantee that will be available starting on the next calendar anniversary. This calculation assumes no more activity prior to the next calendar anniversary.

Step One. What is the new maximum annual withdrawal amount?

$97,647.06 (the adjusted total withdrawal base) * 5% = $4,882.35

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Result. Going forward, the maximum you can take out in a year is $4,882.35 without causing an excess withdrawal for the guarantee and further reduction of the total withdrawal base.

Example 1 (5 For Life with Growth):

Assumptions:

TWB	= $100,000
TWB in 10 years = $100,000 * (1 + .05) ^ 10 = $162,889
MRWA (optional benefit for additional cost) = $100,000
5% WD beginning 10 years from the rider date would be $8,144 (5% of the then-current $162,889 total withdrawal base)
Please Note that withdrawals under this rider can begin prior to the 10th rider anniversary, but the TWB growth will stop at the earlier of the 1st withdrawal or the 10th rider anniversary.
WD	= $8,144
Excess withdrawal (“EWD”) = None
PV	= $90,000 in 10 years
You	= Owner and Annuitant (Age 60) on rider issue; age 70 at time withdrawals begin

Step One. Is any portion of the withdrawal greater than the maximum annual withdrawal amount?

No. There is no excess withdrawal under the guarantee if no more than $8,144 is withdrawn.

Step Two. What is the minimum remaining withdrawal amount after the withdrawal has been taken?

1.	Total to deduct from the minimum remaining withdrawal amount is $8,144 (there is no excess to deduct)

2.	$100,000 - $8,144 = $91,856.

Result. In this example, because no portion of the withdrawal was in excess of $8,144, the total withdrawal base does not change and the minimum remaining withdrawal amount is $91,856.

Example 2 (5 For Life with Growth):

Assumptions:

TWB	= $100,000
TWB in 10 years = $100,000 * (1 + .05) ^ 10 = $162,889
MRWA (optional benefit for additional cost) = $100,000
5% WD beginning 10 years from the rider date would be $8,144 (5% of the then-current $162,889 total withdrawal base)
Please Note that withdrawals under this rider can begin prior to the 10th rider anniversary, but the TWB growth will stop at the earlier of the 1st withdrawal or the 10th rider anniversary.
WD	= $10,000
EWD	= $1,856 ($10,000 - $8,144)
PV	= $90,000 in 10 years
You	= Owner and Annuitant (Age 60) on rider issue; age 70 at time withdrawals begin

Step One. Is any portion of the total withdrawal greater than the maximum annual withdrawal amount?

Yes. $10,000 - $8,144 = $1,856 (the excess withdrawal amount)

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Step Two. Calculate how much of the minimum remaining withdrawal amount is affected by the excess withdrawal.

1.	Formula for pro rata amount is: (EWD / (PV – 5% WD)) * (MRWA – 5% WD)

2.	($1,856 / ($90,000 - $8,144)) * ($100,000 - $8,144) = $2,082.74

Step Three. Which is larger, the actual $1,856 excess withdrawal amount or the $2,082.74 pro rata amount?

$2,082.74	pro rata amount

Step Four. What is the minimum remaining withdrawal amount after the withdrawal has been taken?

1.	Total to deduct from the minimum remaining withdrawal amount is $8,144 (MAWA) + $2,082.74 (pro rata excess) = $10,226.74

2.	$100,000 - $10,226.74= $89,773.26

Result. The minimum remaining withdrawal amount is $89,773.26.

NOTE. For the guaranteed minimum withdrawal benefit, because there was an excess withdrawal amount, the total withdrawal base needs to be adjusted as well as a new lower maximum annual withdrawal amount. Had the withdrawal for this example not been more than $8,144, the total withdrawal base would remain at $162,889 and the maximum annual withdrawal amount would be $8,144. However, because an excess withdrawal has been taken, the total withdrawal base is also changed (this is the amount the 5% is based on).

New total withdrawal base:

Step One. The total withdrawal base is only reduced by amount of the excess or the pro rata amount if greater.

Step Two. Calculate how much the total withdrawal base is affected by the excess withdrawal.

1.	The formula is (EWD / (PV – 5% WD)) * TWB before any adjustments

2.	($1,856 / ($90,000 - $8,144)) * $162,889 = $3,693.34

Step Three. Which is larger, the actual $1,856 excess withdrawal amount or the $3,693.34 pro rata amount?

$3,693.34	pro rata amount.

Step Four. What is the new total withdrawal base upon which the maximum annual withdrawal amount is based?

$162,889	- $3,693.34 = $159,195.66

Result. The new total withdrawal base is $159,195.66

New maximum annual withdrawal amount:

Because the total withdrawal base was adjusted (due to the excess withdrawal) we have to calculate a new maximum annual withdrawal amount for the 5% guarantee that will be available starting on the next calendar anniversary. This calculation assumes no more activity prior to the next calendar anniversary.

Step One. What is the new maximum annual withdrawal amount?

$159,195.66	(the adjusted total withdrawal base) * 5% = $7,959.78

5

Result. Going forward, the maximum you can take out in a year is $7,959.78 without causing an excess withdrawal for the guarantee and further reduction of the total withdrawal base.

Example 1 (Income Select with Growth and Death):

Assumptions:

You = Owner and Annuitant, or younger of annuitant and annuitant’s spouse if joint life option is elected for additional cost, age 55 on rider issue; age 65 at time withdrawals begin, which means Income Benefit Percentage is 5%.

TWB at rider issue = $100,000

TWB in 10 years (optional growth benefit for additional cost) = $100,000 * (1 + .05) ^ 10 = $162,889

MRWA (optional additional death benefit for additional cost) = $100,000

5% WD beginning 10 years from the rider date would be $8,144 (5% of the then-current $162,889 total withdrawal base)

Please Note that withdrawals under this rider can begin prior to the 10th rider anniversary, but the TWB growth will stop at the earlier of the 1st withdrawal or the 10th rider anniversary.

WD	= $8,144

Excess withdrawal (“EWD”) = None

PV	= $90,000 in 10 years

Step One. Is any portion of the withdrawal greater than the maximum annual withdrawal amount?

No.	There is no excess withdrawal under the guarantee if no more than $8,144 is withdrawn.

Step Two. What is the minimum remaining withdrawal amount after the withdrawal has been taken?

1.	Total to deduct from the minimum remaining withdrawal amount is $8,144 (there is no excess to deduct)

2.	$100,000 - $8,144 = $91,856.

Result. In this example, because no portion of the withdrawal was in excess of $8,144, the total withdrawal base does not change and the minimum remaining withdrawal amount is $91,856.

Example 2 (Income Select with Growth and Death):

Assumptions:

You = Owner and Annuitant, or younger of annuitant and annuitant’s spouse if joint life option is elected for additional cost, age 55 on rider issue; age 65 at time withdrawals begin, which means Income Benefit Percentage is 5%.

TWB at rider issue = $100,000

TWB in 10 years (optional growth benefit for additional cost) = $100,000 * (1 + .05) ^ 10 = $162,889

MRWA (optional additional death benefit for additional cost) = $100,000

5% WD beginning 10 years from the rider date would be $8,144 (5% of the then-current $162,889 total withdrawal base)

Please Note that withdrawals under this rider can begin prior to the 10th rider anniversary, but the TWB growth will stop at the earlier of the 1st withdrawal or the 10th rider anniversary.

WD	= $10,000
EWD	= $1,856 ($10,000 - $8,144)
PV	= $90,000 in 10 years

6

Step One. Is any portion of the total withdrawal greater than the maximum annual withdrawal amount?

Yes.	$10,000 - $8,144 = $1,856 (the excess withdrawal amount)

Step Two. Calculate how much of the minimum remaining withdrawal amount is affected by the excess withdrawal.

1.	Formula for pro rata amount is: (EWD / (PV – 5% WD)) * (MRWA – 5% WD)

2.	($1,856 / ($90,000 - $8,144)) * ($100,000 - $8,144) = $2,082.74

Step Three. Which is larger, the actual $1,856 excess withdrawal amount or the $2,082.74 pro rata amount?

$2,082.74	pro rata amount

Step Four. What is the minimum remaining withdrawal amount after the withdrawal has been taken?

1.	Total to deduct from the minimum remaining withdrawal amount is $8,144 (MAWA) + $2,082.74 (pro rata excess) = $10,226.74

2.	$100,000 - $10,226.74= $89,773.26

Result. The minimum remaining withdrawal amount is $89,773.26.

NOTE. For the guaranteed minimum withdrawal benefit, because there was an excess withdrawal amount, the total withdrawal base needs to be adjusted as well as a new lower maximum annual withdrawal amount. Had the withdrawal for this example not been more than $8,144, the total withdrawal base would remain at $162,889 and the maximum annual withdrawal amount would be $8,144. However, because an excess withdrawal has been taken, the total withdrawal base is also changed (this is the amount the 5% is based on).

New total withdrawal base:

Step One. The total withdrawal base is only reduced by amount of the excess or the pro rata amount if greater.

Step Two. Calculate how much the total withdrawal base is affected by the excess withdrawal.

1.	The formula is (EWD / (PV – 5% WD)) * TWB before any adjustments

2.	($1,856 / ($90,000 - $8,144)) * $162,889 = $3,693.34

Step Three. Which is larger, the actual $1,856 excess withdrawal amount or the $3,693.34 pro rata amount?

$3,693.34	pro rata amount.

Step Four. What is the new total withdrawal base upon which the maximum annual withdrawal amount is based?

$162,889	- $3,693.34 = $159,195.66

Result. The new total withdrawal base is $159,195.66

New maximum annual withdrawal amount:

Because the total withdrawal base was adjusted (due to the excess withdrawal) we have to calculate a new maximum annual withdrawal amount for the 5% guarantee that will be available starting on the next calendar anniversary. This calculation assumes no more activity prior to the next calendar anniversary.

7

Step One. What is the new maximum annual withdrawal amount?

$159,195.66	(the adjusted total withdrawal base) * 5% = $7,959.78

Result. Going forward, the maximum you can take out in a year is $7,959.78 without causing an excess withdrawal for the guarantee and further reduction of the total withdrawal base.

8

FINANCIAL STATEMENTS - UNAUDITED

Transamerica Financial Life Insurance Company

Transamerica Financial Life Insurance Company

Balance Sheet - Statutory Basis

(Dollars in thousands, except per share amounts)(Unaudited)

As of September 30, 2006

Admitted Assets
Cash and invested assets:
Cash and short-term investments	$101,594
Bonds	6,672,088
Preferred stock	5,318
Common stocks:
Affiliated entities	873
Unaffiliated	74,312
Mortgage loans on real estate	974,236
Receivable for securities	31,637
Policy loans	45,366
Other invested assets	47,287

Total cash and invested assets	7,952,711

Premiums deferred and uncollected	108,554
Accrued investment income	90,173
Federal and foreign income tax recoverable	9,997
Net deferred income tax asset	14,281
Reinsurance receivable	36,661
Receivable from parent, subsidiaries and affiliates	49,372
Other admitted assets	86,850
Separate account assets	8,501,862

Total admitted assets	16,850,461

Liabilities and capital and surplus
Liabilities:
Aggregate reserves for policies and contracts:
Life	895,584
Annuity	5,622,562
Accident and Health	29,031
Policy and contract claim reserves
Life	92,974
Accident and Health	11,495
Liability for deposit-type contracts	280,695
Other policyholders’ funds	915
Transfers to (from) separate accounts due or accrued	(3,312)
Remittances and items not allocated	122,281
Borrowed money	126,569
Asset valuation reserve	89,403
Interest maintenance reserve	34,182
Funds held under coinsurance and other reinsurance treaties	33,422
Reinsurance in unauthorized companies	3,608
Commissions and expense allowances payable on reinsurance assumed	13,499
Provision for experience rating refunds	96
Payable for securities	89,892
Other liabilities	23,897
Separate account liabilities	8,501,752

Total liabilities	15,968,545

Capital and surplus:
Common stock, $10 par value, 500,000 shares authorized, 223,500 issued and outstanding	2,058
Preferred stock, $10 par value, 42,500 shares authorized, issued and outstanding	442
Paid-in surplus	602,067
Special surplus	3,999
Unassigned surplus	273,350

Total capital and surplus	881,916

Total liabilities and capital and surplus	16,850,461

Transamerica Financial Life Insurance Company

Statement of Operations - Statutory Basis

(Dollars in thousands)(Unaudited)

For the Nine Months Ended September 30, 2006

Revenues:
Premiums and other considerations, net of reinsurance
Life	$284,331
Annuity	1,538,816
Accident and Health	40,389
Net investment income	311,832
Amortization of interest maintenance reserve	7,436
Commissions and expense allowances on reinsurance ceded	40,662
Income from fees associated with investment management, administration and contract guarantees for separate accounts	48,155
Reinsurance reserve adjustment	(1,013)
Other income	2,601

2,273,209
Benefits and expenses:
Benefits paid or provided for:
Life and accident and health benefits	230,570
Surrender benefits	1,960,843
Other benefits	59,122
Increase in aggregate reserves for policies and contracts:
Life	35,263
Annuity	(88,739)
Accident and Health	2,841

2,199,900
Insurance expenses:
Commissions	88,818
General insurance expenses	62,622
Taxes, licenses and fees	4,004
Transfer to separate accounts	(195,380)
Other	11,983

(27,953)

Total benefits and expenses	2,171,947

Gain from operations before dividends to policyholders, federal income tax expense and net realized capital losses on investments	101,262
Dividends to policyholders	0

Gain from operations before federal income tax expense and net realized capital losses on investments	101,262
Federal income tax expense	15,155

Gain from operations before net realized capital losses on investments	86,107
Net realized capital losses on investments (net of related federal income taxes and amounts transferred to interest maintenance reserve)	(6,959)

Net income	79,148

Transamerica Financial Life Insurance Company

Statement of Changes in Capital and Surplus - Statutory Basis

(Dollars in thousands)(Unaudited)

	Common Stock	Preferred Stock	Paid-in Surplus	Special Surplus Funds	Unassigned Surplus (Deficit)	Total Capital and Surplus
Balance at January 1, 2006	2,058	442	601,671	3,526	194,399	802,096
Net income	—	—	—	473	78,675	79,148
Change in non-admitted assets	—	—	—	—	13,150	13,150
Change in net unrealized capital losses	—	—	—	—	(1,414)	(1,414)
Change in liability for reinsurance in unauthorized companies	—	—	—	—	902	902
Change in asset valuation reserve				—	(9,435)	(9,435)
Change in net deferred income tax asset	—	—	—	—	(1,909)	(1,909)
Reinsurance transaction	—	—	—	—	(747)	(747)
Net change in surplus in separate accounts	—	—	—	—	(231)	(231)
Change in accounting principle	—	—	—	—	(40)	(40)
Contributed surplus related to stock appreciation rights plan of indirect parent	—	—	396	—	—	396

Balance at September 30, 2006	$2,058	$442	$602,067	$3,999	$273,350	$881,916

Transamerica Financial Life Insurance Company

Statement of Cash Flow - Statutory Basis

(Dollars in thousands)(Unaudited)

For the Nine Months Ended September 30, 2006

Operating Activities
Premiums and other considerations, net of reinsurance	$1,858,417
Net investment income	323,659
Miscellaneous income	268,499
Benefit and loss related payments	(2,255,409)
Net transfers from separate accounts	189,031
Commissions, expenses paid and aggregate write-ins for deductions	(156,934)
Dividends paid to policyholders	0
Federal and foreign income taxes paid	(9,123)

Net cash provided by operating activities	218,140
Investing Activities
Proceeds from investments sold, matured or repaid:
Bonds	2,808,424
Stocks	28,370
Mortgage loans	58,203
Real estate	0
Other invested assets	5,780
Miscellaneous proceeds	88,313

Total investment proceeds	2,989,090
Cost of investments acquired:
Bonds	(2,850,547)
Stocks	(18,916)
Mortgage loans	(241,294)
Other invested assets	(18,405)
Miscellaneous applications	(70,117)

Total cost of investments acquired	(3,199,279)
Net (increase) decrease in policy loans	(1,455)

Net cost of investments acquired	(3,200,734)

Net cash used in investing activities	(211,644)
Financing Activities
Borrowed money	126,209
Net deposits on deposit-type contracts and other insurance liabilities	27,258
Dividends to stockholders	0
Other cash provided (used)	(220,073)

Net cash provided by (used in) financing and miscellaneous activities	(66,606)

Net increase (decrease) in cash and short-term investments	(60,109)

Cash and short-term investments at beginning of year	161,703

Cash and short-term investments at end of period	101,594

Transamerica Financial Life Insurance Company

Notes to Financial Statements - Statutory Basis

(Dollars in thousands)(Unaudited)

For the Nine Months Ended September 30, 2006

2. Accounting Changes

Effective January 1, 2006, the Company adopted Statement of Statutory Accounting Principles (SSAP) No. 93, Accounting for Low Income Housing Tax Credit Property Investments. This statement established statutory accounting principles for investments in federal and certain state sponsored Low Income Housing Tax Credit (LIHTC) properties. SSAP No. 93 states that LIHTC investments shall be initially recorded at cost and amortized based on the proportion of tax benefits received in the current year to the total estimated tax benefits to be allocated to the investor. Prior to 2006, the Company’s investments in LIHTC investments were reported in accordance with SSAP No. 48 and SSAP No. 88 and carried at audited GAAP equity. The cumulative effect is the difference between the audited GAAP equity amount at December 31, 2005 and the amortized cost assuming the new accounting principles had been applied retroactively for prior periods. As a result of the change, the Company reported a cumulative effect of a change of accounting principle that reduced unassigned surplus by $40,287 at January 1, 2006.

10. Information Concerning Parent, Subsidiaries and Affiliates

The Company’s employees participate in various stock appreciation right (SAR) plans issued by the Company’s indirect parent. Prior to January 1, 2006, the Company had recorded the expense and income tax effect of these plans to unassigned surplus, rather than paid-in surplus. In accordance with SSAP No. 13, Stock Options and Stock Purchase Plans, the expense and associated income tax effect for these plans should be recorded to paid-in surplus. The amount recorded to paid-in surplus in the quarterly financial statements reflects a prior period correction in the amount of $1,570,707 with an offsetting change recorded to unassigned surplus. In addition, paid in surplus reflects current year expense and income tax effect of $396,237 associated with these plans.

FINANCIAL STATEMENTS - UNAUDITED

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Statement of Assets and Liabilities

September 30, 2006

Total
Assets
Investment in securities:
Number of shares - Initial	2,897,602.109

Cost	$37,244,732

Number of shares - Service	1,390,719.153

Cost	$14,996,037

Investments in mutual funds, at net asset value	$58,864,374
Receivable for units sold	—

Total assets	58,864,374

Liabilities
Payable for units redeemed	4,558

$58,859,816

Net Assets:
Deferred annuity contracts terminable by owners	$58,861,500

Total net assets	$58,861,500

See accompanying notes.

2

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Statement of Operations

Period Ended September 30, 2006

Total
Net investment income (loss)
Income:
Dividends	$727,202
Expenses:
Administrative, mortality and expense risk charge	609,155

Net investment income (loss)	118,047
Net realized and unrealized capital gains (losses)on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	2,845,574
Proceeds from sales	11,122,612
Cost of investments sold	9,712,223

Net realized capital gains (losses) on investments	4,255,963
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	8,617,662
End of period	6,623,605

Net change in unrealized appreciation/depreciation of investments	(1,994,057)

Net realized and unrealized capital gains (losses)on investments	2,261,906

Increase (decrease) in net assets from operations	$2,379,953

See accompanying notes.

3

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Statement of Changes in Net Assets

Period Ended September 30, 2006 and December 31, 2005

	Total
	2006	2005
Operations
Net investment income (loss)	$118,049	$(137,876)
Net realized capital gains (losses) on investments	4,255,963	1,847,418
Net change in unrealized appreciation/depreciation of investments	(1,994,044)	1,786,512

Increase (decrease) in net assets from operations	2,379,968	3,496,054
Contract transactions
Net contract purchase payments	8,626,925	6,767,433
Transfer payments from (to) other subaccounts or general account	1,005,185	741,561
Contract terminations, withdrawals, and other deductions	(7,354,456)	(10,378,268)
Contract maintenance charges	(21,185)	(20,155)

Increase (decrease) in net assets from contract transactions	2,256,469	(2,889,429)

Net increase (decrease) in net assets	4,636,437	606,625
Net assets:
Beginning of the period	54,210,369	53,603,744

End of the period	$58,846,806	$54,210,369

See accompanying notes.

4

PART C

OTHER INFORMATION

Item 24.	Financial Statements and Exhibits

(a)	Financial Statements

All required financial statements are included in Part B of this Registration Statement.

(b)	Exhibits:

	(1)	(a	)	Resolution of the Board of Directors of AUSA Life Insurance Company, Inc. authorizing establishment of the Separate Account. Note 2.

	(2)			Not Applicable.

	(3)	(a	)	Principal Underwriting Agreement by and between AUSA Life Insurance Company, Inc. on its own behalf and on the behalf of the Separate Account, and AEGON USA Securities, Inc. Note 1.

	(3)	(a	) (1)	Principal Underwriting Agreement by and between AUSA Life Insurance Company, Inc. on its own behalf and on the behalf of the Separate Account, and AFSG Securities Corporation. Note 7.

		(a	) (2)	Form of Amendment to Principal Underwriting Agreement by and between AFSG Securities Corporation and AUSA Life Insurance Company, Inc. Note 14.

		(b	)	Form of Broker/Dealer Supervision and Sales Agreement by and between AFSG Securities Corporation and the Broker/Dealer. Note 7.

	(4)	(a	)	Form of Policy for the Endeavor Variable Annuity. Note 2.

		(b	)	Form of Policy Endorsement. (Dollar Cost Averaging) Note 4.

		(c	)	Form of Policy Endorsement. (Annuity Commencement Date, Service Charge) Note 4.

		(d	)	Form of Policy for the Endeavor Variable Annuity. Note 5.

		(e	)	Form of Policy for Separate Account VA BNY, Note 15.

		(f	)	Form of Rider (Premium Enhancement). Note 16

		(g	)	Form of Rider (Liquidity). Note 20.

		(h	)	Form of Rider (Living Benefit). Note 20.

		(i	)	Form of Rider (5 for Life). Note 24.

		(j	)	Form of Rider (5 for Life-Growth-without Death Benefit) Note 25.

		(k	)	Form of Rider (5 for Life-Growth-with Death Benefit) Note 25.

		(l	)	Form of Rider (Income Select for Life). Note 27.

	(5)	(a	)	Form of Application for the Endeavor Variable Annuity. Note 2.

		(b	)	Form of Application for the Endeavor Variable Annuity. Note 4.

		(c	)	Form of Application for the Endeavor Variable Annuity. Note 5.

	(5)	(d	)	Form of Application for the Separate Account VA BNY, Note 13.

	(5)	(e	)	Form of Application for the Separate Account VA BNY. Note 15.

		(f	)	Form of Application for the Separate Account VA BNY, Note 16.

		(g	)	Form of application for the Separate Account VA BNY Note 18.

	(6)	(a	)	Articles of Incorporation of AUSA Life Insurance Company, Inc. Note 1.

	(b	)	ByLaws of AUSA Life Insurance Company, Inc. Note 1.

(7)			Not Applicable.

(8)	(a	)	Participation Agreement by and between AUSA Life Insurance Company, Inc. and Endeavor Series Trust and Addendum thereto Note 2.

	(b	)	Participation Agreement with WRL Series Fund, Inc. and Addendum thereto. Note 2.

(1) Amendment No. 12 to Participation Agreement among WRL Series Fund, Inc., PFL Life Insurance Company, AUSA Life Insurance Company, Inc., and Peoples Benefit Life Insurance Company. Note 11.

(8)	(b	) (2)	Amendment No. 15 to Participation Agreement among WRL Series Fund, Inc., PFL Life Insurance Company, AUSA Life Insurance Company, Inc., and Peoples Benefit Life Insurance Company. Note 12

(8)	(b	) (3)	Amendment No. 17 to Participation Agreement among WRL Series Fund, Inc., Transamerica Life Insurance Company, AUSA Life Insurance Company, Inc., Peoples Benefit Life Insurance Company and Transamerica Occidental Life Insurance Compapny. Note 13.

	(b	) (4)	Amendment No. 20 to Participation Agreement among AEGON/Transamerica Series Fund, Inc., Transamerica Life Insurance Company, AUSA Life Insurance Company, Inc., Peoples Benefit Life Insurance Company, Transamerica Occidental Life Insurance Company and Transamerica Life Insurance and Annuity Company. Note 19.

	(b	) (5)	Amendment No. 31 to Participation Agreement (AEGON/Transamerica). Note 22.

	(b	) (6)	Amendment No. 32 to Participation Agreement (AEGON/Transamerica). Note 24.

	(c	)	Amendment to Participation Agreement by and between AUSA Life Insurance Company, Inc., and Endeavor Series Trust. Note 4.

	(d	)	Amendment to Participation Agreement by and between AUSA Life Insurance Company, Inc., and Endeavor Series Trust. Note 5.

(8)	(d	) (1)	Amendment to Schedule A of the Participation Agreement by and between AUSA Life Insurance Company, Inc. and Endeavor Series Trust. Note 12

	(d	) (2)	Form of Termination of Participation Agreement among Transamerica Life Insurance Company, AUSA Life Insurance Company, Inc., Peoples Benefit Life Insurance Company, on their own behalf and on behalf of their separate accounts, Endeavor Series Trust and Endeavor Management Co. Note 14.

(8)	(e	)	Form of Participation Agreement (Transamerica). Note 13

(8)	(e	) (1)	Form of Addendum to Participation Agreement (Transamerica) Note 13.

(8)	(f	)	Participation Agreement among Variable Insurance Products Fund, Fidelity Distributors Corporation and AUSA Life Insurance Company, Inc. Note 13.

(8)	(f	) (1)	Amendment No. 1 to Participation Agreement among Variable Insurance Products Fund, Fidelity Distributors Corporation and AUSA Life Insurance Company, Inc. Note 13.

(8)	(g	)	Participation Agreement among Variable Insurance Products Fund II, Fidelity Distributors Corporation and AUSA Life Insurance Company, Inc. Note 13.

(8)	(g	) (1)	Amendment No. 1 to Participation Agreement among Variable Insurance Products Fund II, Fidelity

Distributors Corporation and AUSA Life Insurance Company, Inc. Note 13.

(8)	(h)	Participation Agreement by and between Janus Aspen Series and AUSA Life Insurance Company, Inc. Note 12.

(8)	(i)	Participation Agreement among Variable Insurance Products Fund III, Fidelity Distributors Corporation and AUSA Life Insurance Company, Inc. Note 13.

(8)	(i) (1)	Amendment No. 1 to Participation Agreement among Variable Insurance Products Fund III, Fidelity Distributors Corporation and AUSA Life Insurance Company, Inc. Note 13.

(8)	(j)	Form of Participation Agreement by and among AUSA Life Insurance Company, Inc., AFSG Securities Corporation, Alliance Capital Management L.P. and Alliance Fund Distributors, Inc. Note 13.

(8)	(k)	Form of Participation Agreement by and among AIM Variable Insurance Funds, Inc., AUSA Life Insurance Company, Inc. on behalf of itself and its separate accounts, and AFSG Securities Corporation Note 14.

(8)	(l)	Form of Participation Agreement among MFS Variable Insurance Trust, AUSA Life Insurance Company, Inc. and Massachusetts Financial Services Company. Note 14.

(8)	(m)	Fund Participation Agreement (JP Morgan). Note 24.

(8)	(n)	Fund Participation Agreement (MTB). Note 24.

(8)	(n) (1)	Amendment No. 1 to Participation Agreement (MTB). Note 24.

(9)	(a)	Opinion and Consent of Counsel. Note 26.

(9)	(b)	Consent of Counsel. Note 26.

(10)	(a	)	Consent of Independent Registered Public Accounting Firm. Note 26.

	(b	)	Opinion and Consent of Actuary Note 26.

(11)			Not Applicable.

(12)			Not applicable.

(13)			Performance Data Calculations. Note 26.

(14)			Powers of Attorney. Note 2. (C.H. Verhagen, L.G. Brown,W.L. Busler, J.R. Dykhouse, S.E. Frushtick, C.T. Hanson, B.L. Jenkins, V.F. Mihaic, P.P. Post, T.A. Schlossberg, E.K. Warren, R.J. Kontz) Note 3. (William Brown, Jr., Colette Vargas), (Brenda K. Clancy) Note 4. (M. Abrahms, J. Byrne, Jr., R.S. Rubinstein, R.F. Colby, P.S. Baird) Note 14. (Mark W. Mullin) Note 15. (F.A. Camp, M.W. Mullin, R.S. Rubinstein, B.K. Clancy, M.C. Abrahms, J.T. Byrne, Jr., R.F. Colby, C.F. Vargas, W. Brown, Jr., W.L. Busler, S.E. Frushtick, P.G. Kunkel, P.P. Post, C.N. Verhagen, C.D. Vermie) Note 17. (R.F. Mosher, J. Carusone) Note 20. (E. Kirby Warren, R.J. Kontz) Note 21. (James P. Larkin) Note 23. (Eric J. Martin) Note 25. (William L. Busler, William Brown, Jr, Steven E. Frushtick, Joe Carusone, Ronald F. Mosher, James P. Larkin, Peter P. Post, Mark W. Mullin, Craig D. Vermie, Colette Vargas, Eric J. Martin, Robert F. Colby, Cornelis H. Verhagen, Peter G. Kunkel, and Elizabeth Belanger). Note 27.

Note 1.	Filed with the initial filing of this Form N-4 Registration Statement (File No. 33-83560) on September 1, 1994.
Note 2.	Filed with Pre-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 33-83560) on December 21, 1994.
Note 3.	Filed with Post-Effective Amendment No.3 to Form N-4 Registration Statement (File No. 33-83560) on April 24, 1996.
Note 4.	Filed with Post-Effective Amendment No. 4 to Form N-4 Registration Statement (File No. 33-83560) on April 30, 1997.
Note 5.	Filed with Post-Effective Amendment No. 5 to Form N-4 Registration Statement (File No. 33-83560) on September 26, 1997.
Note 6.	Filed with Post-Effective Amendment No. 6 to Form N-4 Registration Statement (File No. 33-83560) on November 24, 1997.
Note 7.	Filed with Post-Effective Amendment No. 7 to Form N-4 Registration Statement (File No. 33-83560) on April 29, 1998.
Note 8.	Filed with Post-Effective Amendment No. 9 to Form N-4 Registration Statement (File No. 33-83560) on April 29, 1999.
Note 9.	Incorporated by reference to Pre-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333-07509) on December 6, 1996.
Note 10.	Incorporated by reference to Post-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333-07509) on April 29, 1997.
Note 11.	Filed with Post-Effective Amendment No.10 to this Form N-4 Registration Statement (33-83560) on April 28, 2000.
Note 12.	Filed with Post-Effective Amendment No. 11 to this Form N-4 Registration Statement (33-83560) on October 3, 2000.
Note 13.	Filed with Post Effective Amendment No. 12 to Form N-4 Registration Statement (33-83560) on April 27, 2001.
Note 14.	Filed with Post Effective Amendment No. 13 to Form N-4

Registration Statement (33-83560) on April 30, 2002.
Note 15.	Filed with Post-Effective Amendment No. 14 to Form N-4 Registration Statement (33-83560) on October 15, 2002.
Note 16.	Filed with Post-Effective Amendment No. 16 to Form N-4 Registration Statement (33-83560) on December 30, 2002.
Note 17.	Incorporated herein by reference to Initial Filing on Form N-4 Registration Statement (File No. 333-104243) filed on April 2, 2003.
Note 18.	Filed with Post-Effective No.17 to Form N-4 Registration Statement (File No. 3383560) on April 30, 2003.
Note 19.	Filed with Post-Effective Amendment No. 18 to Form N-4 Registration Statement (File No. 3383560) on April 30, 2004.
Note 20.	Filed with Post-Effective Amendment No. 19 to Form N-4 Registration Statement (File No. 33-83560) on October 28, 2004.
Note 21.	Filed with Initial Filing to Form N-4 Registration Statement (File No. 333-110048) on October 29, 2003.
Note 22.	Incorporated herein by reference to Post-Effective Amendment No. 2 to Form N-4 Registration Statement (File No. 333-109580) on January 7, 2005.
Note 23.	Incorporated herein by reference to Initial Filing to Form N-4 Registration Statement (File No. 333-122235) on January 24, 2005.
Note 24.	Filed with Post-Effective Amendment No. 20 to Form N-4 Registration Statement (File No. 33-83560) on April 29, 2005.
Note 25.	Filed with Post-Effective Amendment No. 21 to Form N-4 Registration Statement (File No. 33-83560) on December 13, 2005.
Note 26.	Filed with Post-Effective Amendment No. 22 to Form N-4 Registration Statement (File No. 33-83560) on April 27, 2006.
Note 27.	Filed herewith.

Item 25.     Directors and Officers of the Depositor

Name and Business Address	Principal Positions and Offices with Depositor
William L. Busler 3290 Sandy Beach Rd Solon, IA 52333	Director
William Brown, Jr 14 Windward Avenue White Plains, NY 10605	Director
Steven E. Frushtick 500 5th Avenue New York, NY 10110	Director
Joe Carusone 4 Manhattanville Road Purchase, NY 10577	Director
Ronald F. Mosher 54 Coronado Point Laguna Niguel, CA 92677	Director
James P. Larkin 4 Manhattanville Road Purchase, NY 10577	Director, Vice President, Assistant Secretary
Peter P. Post 415 Madison Avenue, 2nd Floor New York, NY 10017-1163	Director
Mark W. Mullin 4 Manhattanville Road Purchase NY 10577	Director, President and Chairman of the Board

Craig D. Vermie 4333 Edgewood Road NE Cedar Rapids, IA 52499	Secretary and Corporate Counsel
Colette Vargas 4 Manhattanville Road Purchase, NY 10577	Director and Chief Actuary
Eric J. Martin 4333 Edgewood Road NE Cedar Rapids, Iowa 52499	Controller and Treasurer
Robert F. Colby 4 Manhattanville Road Purchase, NY 10577	Director, Counsel, Vice President and Assistant Secretary
Cornelis H. Verhagen 51 JFK Parkway Short Hills, NJ 07078	Director
Peter G. Kunkel 4 Manhattanville Road Purchase, NY 10577	Director and Vice President
Elizabeth Belanger 4 Manhattanville Rd Purchase, NY 10577	Director

Item 26. Persons Controlled by or under Common Control With the Depositor or Registrant.

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business

Academy Alliance Holdings Inc.	Canada	100% Creditor Resources, Inc.	Holding company

Academy Alliance Insurance Inc.	Canada	100% Creditor Resources, Inc.	Insurance

Academy Insurance Group, Inc.	Delaware	100% Commonwealth General Corporation	Holding company

Academy Life Insurance Co.	Missouri	100% Academy Insurance Group, Inc.	Insurance company

ADB Corporation, L.L.C.	Delaware	100% AUSA Holding Company	Special purpose limited Liability company

AEGON Alliances, Inc.	Virginia	100% Benefit Plans, Inc.	General agent

AEGON Asset Management Services, Inc.	Delaware	100% AUSA Holding Co.	Registered investment advisor

AEGON Assignment Corporation	Illinois	100% AEGON Financial Services Group, Inc.	Administrator of structured settlements

AEGON Assignment Corporation of Kentucky	Kentucky	100% AEGON Financial Services Group, Inc.	Administrator of structured settlements

AEGON Canada Inc. (“ACI”)	Canada	100% TIHI	Holding company

AEGON Capital Management, Inc.	Canada	100% AEGON Canada Inc.	Portfolio management company/investment adviser

AEGON Dealer Services Canada, Inc.	Canada	100% 1490991 Ontario Limited	Mutual fund dealership

AEGON Derivatives N.V.	Netherlands	100% AEGON N.V.	Holding company

AEGON Direct Marketing Services, Inc.	Maryland	100% Monumental Life Insurance Company	Marketing company

AEGON DMS Holding B.V.	Netherlands	100% AEGON International N.V.	Holding company

AEGON Financial Services Group, Inc.	Minnesota	100% Transamerica Life Insurance Co.	Marketing

AEGON Fund Management, Inc.	Canada	100% AEGON Canada Inc.	Mutual fund manager

AEGON Funding Corp.	Delaware	100% AEGON USA, Inc.	Issue debt securities-net proceeds used to make loans to affiliates

AEGON Institutional Markets, Inc.	Delaware	100% Commonwealth General Corporation	Provider of investment, marketing and administrative services to insurance companies

AEGON International N.V.	Netherlands	100% AEGON N.V.	Holding company

AEGON Management Company	Indiana	100% AEGON U.S. Holding Corporation	Holding company

AEGON N.V.	Netherlands	22.72% of Vereniging AEGON Netherlands Membership Association	Holding company

AEGON Nederland N.V.	Netherlands	100% AEGON N.V.	Holding company

AEGON Nevak Holding B.V.	Netherlands	100% AEGON N.V.	Holding company

AEGON Structured Settlements, Inc.	Kentucky	100% Commonwealth General Corporation	Administers structured settlements of plaintiff’s physical injury claims against property and casualty insurance companies

AEGON U.S. Corporation	Iowa	AEGON U.S. Holding Corporation owns 12,962 shares; AEGON USA, Inc. owns 3,238 shares	Holding company

AEGON U.S. Holding Corporation	Delaware	1046 shares of Common Stock owned by Transamerica Corp.; 225 shares of Series A Preferred Stock owned by Scottish Equitable Finance Limited	Holding company

AEGON USA Investment Management, Inc.	Iowa	100% AUSA Holding Co.	Investment advisor

AEGON USA Investment Management, LLC	Iowa	100% AEGON USA, Inc.	Investment advisor

AEGON USA Real Estate Services, Inc.	Delaware	100% AEGON USA Realty Advisors, Inc.	Real estate and mortgage holding company

AEGON USA Realty Advisors, Inc.	Iowa	100% AUSA Holding Co,	Administrative and investment services

AEGON USA Travel and Conference Services LLC	Iowa	100% Money Services, Inc.	Travel and conference services

AEGON USA, Inc.	Iowa	10 shares Series A Preferred Stock owned by AEGON U.S Holding Corporation; 150,000 shares of Class B Non-Voting Stock owned by AEGON U.S. Corporation; 120 shares Voting Common Stock owned by AEGON U.S Corporation	Holding company

AEGON/Transamerica Series Trust	Delaware	100% AEGON/Transamerica Fund Advisors, Inc.	Mutual fund

AFSG Securities Corporation	Pennsylvania	100% Commonwealth General Corporation	Broker-Dealer

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
ALH Properties Eight LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Eleven LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Fifteen LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Five LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Four LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Nine LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Seven LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Seventeen LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Sixteen LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Ten LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Twelve LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Two LLC	Delaware	100% FGH USA LLC	Real estate

American Bond Services LLC	Iowa	100% Transamerica Life Insurance Company (sole member)	Limited liability company

Ammest Realty Corporation	Texas	100% Monumental Life Insurance Company	Special-purpose subsidiary

Ampac Insurance Agency, Inc. (EIN 23-2364438)	Pennsylvania	100% Academy Insurance Group, Inc.	Inactive

Ampac Insurance Agency, Inc. (EIN 23-1720755)	Pennsylvania	100% Commonwealth General Corporation	Provider of management support services

Ampac, Inc.	Texas	100% Academy Insurance Group, Inc.	Managing general agent

Apple Partners of Iowa LLC	Iowa	Members: 58.13% Monumental Life Insurance Company; 41.87% Peoples Benefit Life Insurance Company	Hold title on Trustee’s Deeds on secured property

ARC Reinsurance Corporation	Hawaii	100% Transamerica Corp,	Property & Casualty Insurance

ARV Pacific Villas, A California Limited Partnership	California	General Partners - Transamerica Affordable Housing, Inc. (0.5%); Non-Affiliate of AEGON, Jamboree Housing Corp. (0.5%). Limited Partner: TOLIC (99%)	Property

AUSA Holding Company	Maryland	100% AEGON USA, Inc.	Holding company

AUSACAN LP	Canada	General Partner - AUSA Holding Co. (1%); Limited Partner - First AUSA Life Insurance Company (99%)	Inter-company lending and general business

Bankers Financial Life Ins. Co.	Arizona	100% Voting Common Stock - First AUSA Life Insurance Co. Class B Common stock is allocated 75% of total cumulative vote. Class A Common stock is allocated 25% of total cumulative vote.	Insurance

Bay Area Community Investments I, LLC	California	70% LIICA; 30% Monumental Life Insurance Company	Investments in low income housing tax credit properties

Bay State Community Investments I, LLC	Delaware	100% Monumental Life Insurance Company	Investments in low income housing tax credit properties

Bay State Community Investments II, LLC	Delaware	100% Monumental Life Insurance Company	Investments in low income housing tax credit properties

Benefit Plans, Inc.	Delaware	100% Commonwealth General Corporation	TPA for Peoples Security Life Insurance Company

BF Equity LLC	New York	100% RCC North America LLC	Real estate

Buena Sombra Insurance Agency, Inc.	Maryland	91,790 shares of common stock owned by Commonwealth General Corporation; 8,210 shares of common stock owned by Peoples Benefit Life Insurance Company	Insurance agency

BWAC Twelve, Inc.	Delaware	100% TCFCII	Holding company

BWAC Twenty-One, Inc.	Delaware	100% TCFC Asset Holdings, Inc.	Holding company

Canadian Premier Holdings Ltd.	Canada	100% AEGON DMS Holding B.V.	Holding company

Canadian Premier Life Insurance Company	Canada	100% Canadian Premier Holdings Ltd.	Insurance company

Capital 200 Block Corporation	Delaware	100% Commonwealth General Corporation	Real estate holdings

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Capital General Development Corporation	Delaware	2.64 shares of common stock owned by AEGON USA, Inc.; 10 shares of common stock owned by Commonwealth General Corporation	Holding company

Capital Liberty, L.P.	Delaware	99.0% Monumental Life Insurance Company (Limited Partner); 1.0% Commonwealth General Corporation (General Partner)	Holding company

Commonwealth General Corporation (“CGC”)	Delaware	100% AEGON U.S. Corporation	Holding company

Consumer Membership Services Canada Inc.	Canada	100% Canadian Premier Holdings Ltd.	Marketing of credit card protection membership services in Canada

Cornerstone International Holdings Ltd.	UK	100% AEGON DMS Holding B.V.	Holding company

CRC Creditor Resources Canadian Dealer Network Inc.	Canada	100% Creditor Resources, Inc.	Insurance agency

Creditor Resources, Inc.	Michigan	100% AUSA Holding Co.	Credit insurance

CRI Canada Inc.	Canada	100% Creditor Resources, Inc.	Holding company

CRI Credit Group Services Inc.	Canada	100% Creditor Resources, Inc.	Holding company

Diversified Actuarial Services, Inc.	Massachusetts	100% Diversified Investment Advisors, Inc.	Employee benefit and actuarial consulting

Diversified Investment Advisors, Inc.	Delaware	100% AUSA Holding Co.	Registered investment advisor

Diversified Investors Securities Corp.	Delaware	100% Diversified Investment Advisors, Inc.	Broker-Dealer

Edgewood IP, LLC	Iowa	100% TOLIC	Limited liability company

FGH Eastern Region LLC	Delaware	100% FGH USA LLC	Real estate

FGH Realty Credit LLC	Delaware	100% FGH Eastern Region LLC	Real estate

FGH USA LLC	Delaware	100% RCC North America LLC	Real estate

FGP 109th Street LLC	Delaware	100% FGH USA LLC	Real estate

FGP 90 West Street LLC	Delaware	100% FGH USA LLC	Real estate

FGP Burkewood, Inc.	Delaware	100% FGH USA LLC	Real estate

FGP Bush Terminal, Inc.	Delaware	100% FGH Realty Credit LLC	Real estate

FGP Colonial Plaza, Inc.	Delaware	100% FGH USA LLC	Real estate

FGP Franklin LLC.	Delaware	100% FGH USA LLC	Real estate

FGP Herald Center, Inc.	Delaware	100% FGH USA LLC	Real estate

FGP Heritage Square, Inc.	Delaware	100% FGH USA LLC	Real estate

FGP Islandia, Inc.	Delaware	100% FGH USA LLC	Real estate

FGP Merrick, Inc.	Delaware	100% FGH USA LLC	Real estate

FGP Rockbeach, Inc.	Delaware	100% FGH USA LLC	Real estate

FGP West 32nd Street, Inc.	Delaware	100% FGH USA LLC	Real estate

FGP West Street LLC	Delaware	100% FGH USA LLC	Real estate

FGP West Street Two LLC	Delaware	100% FGH USA LLC	Real estate

Fifth FGP LLC	Delaware	100% FGH USA LLC	Real estate

Financial Planning Services, Inc.	District of Columbia	100% Ampac Insurance Agency, Inc. (EIN #27-1720755)	Special-purpose subsidiary

Financial Resources Insurance Agency of Texas	Texas	100% owned by Dan Trivers, VP & Director of Operations of Transamerica Financial Advisors, Inc., to comply with Texas insurance law	Retail sale of securities products

First FGP LLC	Delaware	100% FGH USA LLC	Real estate

Force Financial Group, Inc.	Delaware	100% Academy Insurance Group, Inc.	Special-purpose subsidiary

Fourth FGP LLC	Delaware	100% FGH USA LLC	Real estate

Garnet Assurance Corporation	Kentucky	100% Life Investors Insurance Company of America	Investments

Garnet Assurance Corporation II	Iowa	100% Monumental Life Insurance Company	Business investments

Garnet Assurance Corporation III	Iowa	100% Transamerica Occidental Life Insurance Company	Business investments

Garnet Community Investments I, LLC	Delaware	100% Life Investors Insurance Company of America	Securities

Garnet Community Investments II, LLC	Delaware	100% Monumental Life Insurance Company	Securities

Garnet Community Investments III, LLC	Delaware	100% Transamerica Occidental Life Insurance Company	Business investments

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Garnet Community Investments IV, LLC	Delaware	100% Transamerica Occidental Life Insurance Company	Investments

Garnet Community Investments V, LLC	Delaware	100% Monumental Life Insurance Company	Investments

Garnet Community Investments VI, LLC	Delaware	100% Monumental Life Insurance Company	Investments

Garnet Community Investments VII, LLC	Delaware	100% Monumental Life Insurance Company	Investments

Garnet Community Investments VIII, LLC	Delaware	100% Monumental Life Insurance Company	Investments

Garnet LIHTC Fund I, LLC	Delaware	100% Garnet Community Investments I, LLC	Investments

Garnet LIHTC Fund II, LLC	Delaware	100% Garnet Community Investments II, LLC	Investments

Garnet LIHTC Fund III, LLC	Delaware	100% Garnet Community Investments III, LLC	Investments

Garnet LIHTC Fund IV, LLC	Delaware	100% Garnet Community Investments IV, LLC	Investments

Garnet LIHTC Fund V, LLC	Delaware	100% Garnet Community Investments V, LLC	Investments

Garnet LIHTC Fund VI, LLC	Delaware	100% Garnet Community Investments VI, LLC	Investments

Garnet LIHTC Fund VII, LLC	Delaware	100% Garnet Community Investments VII, LLC	Investments

Garnet LIHTC Fund VIII, LLC	Delaware	100% Garnet Community Investments VIII, LLC	Investments

Gemini Investments, Inc.	Delaware	100% TLIC	Investment subsidiary

Global Preferred Re Limited	Bermuda	100% GPRE Acquisition Corp.	Reinsurance

Global Premier Reinsurance Company, Ltd.	British Virgin	100% Commonwealth General Corporation	Reinsurance company

GPRE Acquisition Corp.	Delaware	100% AEGON N.V.	Acquisition company

Great Companies, L.L.C.	Iowa	47.50% Money Services, Inc.	Markets & sells mutual funds & individually managed accounts

Home Loans and Finance Ltd.	U.K.	100% TIISI	Inactive — this entity is in the process of being liquidated

Hott Feet Development LLC	New York	100% Transamerica Occidental Life Insurance Company	Broadway production

In the Pocket LLC	New York	100% Transamerica Occidental Life Insurance Company	Broadway production

Innergy Lending, LLC	Delaware	50% World Financial Group, Inc.; 50% ComUnity Lending, Inc.(non-AEGON entity)	Lending

InterSecurities, Inc.	Delaware	100% AUSA Holding Co.	Broker-Dealer

Investors Warranty of America, Inc.	Iowa	100% AUSA Holding Co.	Leases business equipment

Iowa Fidelity Life Insurance Co.	Arizona	Ordinary common stock is allowed 60% of total cumulative vote. Participating common stock is allowed 40% of total cumulative vote. First AUSA Life Insurance Co.	Insurance

JMH Operating Company, Inc.	Mississippi	100% People’s Benefit Life Insurance Company	Real estate holdings

Legacy General Insurance Company	Canada	100% Canadian Premier Holdings Ltd.	Insurance company

Life Investors Alliance, LLC	Delaware	100% LIICA	Purchase, own, and hold the equity interest of other entities

Life Investors Insurance Company of America	Iowa	504,032 shares Common Stock owned by AEGON USA, Inc.; 504,033 shares Series A Preferred Stock owned by AEGON USA, Inc.	Insurance

Massachusetts Fidelity Trust Co.	Iowa	100% AUSA Holding Co.	Trust company

Money Concepts (Canada) Limited	Canada	100% National Financial Corporation	Financial services, marketing and distribution

Money Services, Inc.	Delaware	100% AUSA Holding Co.	Provides financial counseling for employees and agents of affiliated companies

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Monumental General Administrators, Inc.	Maryland	100% Monumental General Insurance Group, Inc.	Provides management srvcs. to unaffiliated third party administrator

Monumental General Insurance Group, Inc.	Maryland	100% AUSA Holding Co.	Holding company

Monumental Life Insurance Company	Maryland	73.23% Capital General Development Company; 26.77% First AUSA Life Insurance Company	Insurance Company

National Association Management and Consultant Services, Inc.	Maryland	100% Monumental General Administrators, Inc.	Provides actuarial consulting services

National Financial Corporation	Canada	100% AEGON Canada, Inc.	Holding company

National Financial Insurance Agency, Inc.	Canada	100% 1488207 Ontario Limited	Insurance agency

NEF Investment Company	Calfornia	100% TOLIC	Real estate development

New Markets Community Investment Fund, LLC	Iowa	50% AEGON Institutional Markets, Inc.; 50% AEGON USA Realty Advisors, Inc.	Community development entity

Peoples Benefit Life Insurance Company	Iowa	76.3% Monumental Life Insurance Company; 20% Capital Liberty, L.P.; 3.7% CGC	Insurance Company

Peoples Benefit Services, Inc.	Pennsylvania	100% Veterans Life Insurance Company	Special-purpose subsidiary

Premier Solutions Group, Inc.	Maryland	100% Creditor Resources, Inc.	Sales of reinsurance and credit insurance

Primus Guaranty, Ltd.	Bermuda	Partners are: Transamerica Life Insurance Company (13.1%) and non-affiliates of AEGON: XL Capital, Ltd. (34.7%); CalPERS/PCG Corporate Partners Fund, LLC (13.0%); Radian Group (11.1%).	Provides protection from default risk of investment grade corporate and sovereign issues of financial obligations.

Prisma Holdings, Inc. I	Delaware	100% AUSA Holding Co.	Holding company

Prisma Holdings, Inc. II	Delaware	100% AUSA Holding Co.	Holding company

Pyramid Insurance Company, Ltd.	Hawaii	100% Transamerica Corp.	Property & Casualty Insurance

Quantitative Data Solutions, LLC	Delaware	100% owned by TOLIC	Special purpose corporation

Quest Membership Services, Inc.	Delaware	100% Commonwealth General Corporation	Travel discount plan

RCC North America LLC	Delaware	100% AEGON USA, Inc.	Real estate

RCC Properties Limited Partnership	Iowa	AEGON USA Realty Advisors, Inc. is General Partner and 5% owner; all limited partners are RCC entities within the RCC group	Limited Partnership

Real Estate Alternatives Portfolio 1 LLC	Delaware	Members: 38.356% Transamerica Life Insurance Co.; 34.247% TOLIC; 18.356% LIICA; 6.301% Monumental Life Insurance Co.; 2.74% Transamerica Financial Life Insurance Co.	Real estate alternatives investment

Real Estate Alternatives Portfolio 2 LLC	Delaware	Members: 59.5% Transamerica Life Insurance Co.; 30.75% TOLIC; 22.25%; Transamerica Financial Life Insurance Co.; 2.25% Stonebridge Life Insurance Co.	Real estate alternatives investment

Real Estate Alternatives Portfolio 3 LLC	Delaware	Members: 30.4% Transamerica Life Insurance Co.; 23% TOLIC; 1% Stonebridge Life Insurance Co.; 11% LIICA; 14% PBLIC; 5% MLIC	Real estate alternatives investment

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Real Estate Alternatives Portfolio 3A, Inc.	Delaware	33.4% owned by Life Investors Insurance Company of America; 32% owned by Peoples Benefit Life Insurance Company; 10% owned by Transamerica Occidental Life Insurance Company; 9.4% owned by Monumental Life Insurance Company; 9.4% owned by Transamerica Financial Life Insurance Company; 1% owned by Stonebridge Life Insurance Company	Real estate alternatives investment

Realty Information Systems, Inc.	Iowa	100% AEGON USA Realty Advisors, Inc.	Information Systems for real estate investment management

Retirement Project Oakmont	CA	General Partners: Trransamerica Products, Inc.; TOLIC; Transameirca Oakmont Retirement Associates, a CA limited partnership. Co-General Partners of Transamerica Oakmont Retirement Associates are Transamerica Oakmont Corp. and Transamerica Products I (Administrative General Partner).	Senior living apartment complex

River Ridge Insurance Company	Vermont	100% AEGON Management Company	Captive insurance company

Second FGP LLC	Delaware	100% FGH USA LLC	Real estate

Seventh FGP LLC	Delaware	100% FGH USA LLC	Real estate

Short Hills Management Company	New Jersey	100% AEGON U.S. Holding Corporation	Holding company

South Glen Apartments, LLC	Iowa	100% Transamerica Affordable Housing, Inc.	Limited liability company

Southwest Equity Life Ins. Co.	Arizona	100% of Common Voting Stock AEGON USA, Inc.	Insurance

Stonebridge Benefit Services, Inc.	Delaware	100% Commonwealth General Corporation	Health discount plan

Stonebridge Casualty Insurance Company	Ohio	197,920 shares of Common Stock owned by AEGON U.S. Corporation; 302,725 shares of Common Stock owned by AEGON USA, Inc.	Insurance company

Stonebridge Group, Inc.	Delaware	100% Commonwealth General Corporation	General purpose corporation

Stonebridge International Insurance Ltd.	UK	100% Cornerstone International Holdings Ltd.	General insurance company

Stonebridge International Marketing Ltd.	UK	100% Cornerstone International Holdings Ltd.	Marketing

Stonebridge Life Insurance Company	Vermont	100% Commonwealth General Corporation	Insurance company

Stonebridge Reinsurance Company	Vermont	100% Stonebridge Life Insurance Company	Captive insurance company

TA Air XI, Corp.	Delaware	100% TCFC Air Holdings, Inc.	Special purpose corporation

TAH-MCD IV, LLC	Iowa	100% Transamerica Affordable Housing, Inc.	Serve as the general partner for McDonald Corporate Tax Credit Fund IV Limited Partnership

TBC III, Inc.	Delaware	100% TFCFC Asset Holdings, Inc.	Special purpose corporation

TBK Insurance Agency of Ohio, Inc.	Ohio	500 shares non-voting common stock owned by Transamerica Financial Advisors, Inc.; 1 share voting common stock owned by James Krost	Variable insurance contract sales in state of Ohio

TCF Asset Management Corporation	Colorado	100% TCFC Asset Holdings, Inc.	A depository for foreclosed real and personal property

TCFC Air Holdings, Inc.	Delaware	100% Transamerica Commercial Finance Corporation, I	Holding company

TCFC Asset Holdings, Inc.	Delaware	100% Transamerica Commercial Finance Corporation, I	Holding company

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
TCFC Employment, Inc.	Delaware	100% Transamerica Commercial Finance Corporation, I	Used for payroll for employees at TFC

TFC Properties, Inc.	Delaware	100% Transamerica Corporation	Holding company

The AEGON Trust Advisory Board: Donald J. Shepard, Joseph B.M. Streppel, Alexander R. Wynaendts, and Craig D. Vermie	Delaware		Voting Trust

The Gilwell Company	California	100% Transamerica Corporation	Ground lessee of 517 Washington Street, San Francisco

The Insurance Agency for the American Working Family, Inc.	Maryland	100% Veterans Life Insurance Company	Insurance

The RCC Group, Inc.	Delaware	100% FGH USA LLC	Real estate

TIHI Mexico, S. de R.L. de C.V.	Mexico	95% TIHI; 5% TOLIC	To render and receive all kind of administrative, accountant, mercantile and financial counsel and assistance to and from any other Mexican or foreign corporation, whether or not this company is a shareholder of them

Transamerica Accounts Holding Corporation	Delaware	100% TCFC Asset Holdings, Inc.	Holding company

Transamerica Affinity Services, Inc.	Maryland	100% AEGON Direct Marketing Services, Inc.	Marketing company

Transamerica Affordable Housing, Inc.	California	100% TRS	General partner LHTC Partnership

Transamerica Annuity Service Corporation	New Mexico	100% TSC	Performs services required for structured settlements

Transamerica Aviation LLC	Delaware	100% TCFC Air Holdings, Inc.	Special purpose corporation

Transamerica Business Technologies Corporation.	Delaware	100% Transamerica Corp.	Telecommunications and data processing

Transamerica Capital, Inc.	California	100% AUSA Holding Co.	Broker/Dealer

Transamerica CBO I, Inc.	Delaware	100% Transamerica Corp.	Owns and manages a pool of high-yield bonds

Transamerica China Investments Holdings Limited	Hong Kong	99% TOLIC	Holding company

Transamerica Commercial Finance Corporation, I	Delaware	100% TFC	Holding company

Transamerica Consultora Y Servicios Limitada	Chile	95% TOLIC; 5% Transamerica International Holdings, Inc.	Special purpose limited liability corporation

Transamerica Consumer Finance Holding Company	Delaware	100% TCFC Asset Holdings, Inc.	Consumer finance holding company

Transamerica Corporation	Delaware	The AEGON Trust owns 350 shares; AEGON U.S. Holding Corp. owns 10 shares	Major interest in insurance and finance

Transamerica Corporation (Oregon)	Oregon	100% Transamerica Corp.	Holding company

Transamerica Direct Marketing Asia Pacific Pty Ltd.	Australia	100% AEGON DMS Holding B.V.	Holding company

Transamerica Direct Marketing Australia Pty Ltd.	Australia	100% Transamerica Direct Marketing Asia Pacific Pty Ltd.	Marketing/operations company

Transamerica Direct Marketing Japan K.K.	Japan	100% AEGON DMS Holding B.V.	Marketing company

Transamerica Direct Marketing Korea Ltd.	Korea	99% AEGON DMS Holding B.V.: 1% AEGON International N.V.	Marketing company

Transamerica Direct Marketing Taiwan, Ltd.	Taiwan	100% AEGON DMS Holding B.V.	Authorized business: Enterprise management consultancy, credit investigation services, to engage in business not prohibited or restricted under any law of R.O.C., except business requiring special permission of government

Transamerica Distribution Finance - Overseas, Inc.	Delaware	100% TCFC Asset Holdings, Inc.	Commercial Finance

Transamerica Finance Corporation (“TFC”)	Delaware	100% Transamerica Corp.	Commercial & Consumer Lending & equipment leasing

Transamerica Financial Advisors, Inc.	Delaware	100% TSC	Broker/dealer

Transamerica Financial Institutions, Inc.	Minnesota	100% AEGON Financial Services Group, Inc.	Inactive

Transamerica Financial Life Insurance Company	New York	87.40% AEGON USA, Inc.; 12.60% TOLIC	Insurance

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Transamerica Financial Resources Ins. Agency of Alabama, Inc.	Alabama	100% Transamerica Financial Advisors, Inc.	Insurance agent & broker

Transamerica Financial Resources Ins. Agency of Nevada, Inc.	Nevada	100% Transamerica Financial Advisors, Inc.	Insurance agent & broker

Transamerica Fund Advisors, Inc.	Florida	Western Reserve Life Assurance Co. of Ohio owns 77%; AUSA Holding Co. owns 23%	Fund advisor

Transamerica Fund Services, Inc.	Florida	Western Reserve Life Assurance Co. of Ohio owns 44%; AUSA Holding Company owns 56%	Mutual fund

Transamerica Funding LP	U.K.	98% Transamerica Leasing Holdings, Inc.; 1% Transamerica Distribution Services, Inc.; 1% BWAC Twenty One, Inc.	Intermodal leasing

Transamerica Holding B.V.	Netherlands	100% AEGON International N.V.	Holding company

Transamerica Home Loan	California	100% Transamerica Finance Corporation	Consumer mortgages

Transamerica IDEX Mutual Funds	Delaware	100% AEGON/Transamerica Fund Advisers, Inc.	Mutual fund

Transamerica Income Shares, Inc.	Maryland	100% AEGON/Transamerica Fund Advisers, Inc.	Mutual fund

Transamerica Insurance Marketing Asia Pacific Pty Ltd.	Australia	100% Transamerica Direct Marketing Asia Pacific Pty Ltd.	Insurance intermediary

Transamerica International Direct Marketing Group, Inc.	Maryland	100% Monumental General Insurance Group, Inc.	Marketing arm for sale of mass marketed insurance coverage

Transamerica International Holdings, Inc.	Delaware	100% AEGON USA, Inc.	Investments

Transamerica International Insurance Services, Inc. (“TIISI”)	Delaware	100% TSC	Holding & administering foreign operations

Transamerica International RE (Bermuda) Ltd.	Bermuda	100% AEGON USA, Inc.	Reinsurance

Transamerica Investment Management, LLC	Delaware	80% Transamerica Investment Services, Inc. as Original Member; 20% owned by Professional Members (employees of Transamerica Investment Services, Inc.)	Investment advisor

Transamerica Investment Services, Inc. (“TISI”)	Delaware	100% Transamerica Corp.	Holding company

Transamerica Investors, Inc.	Maryland	Maintains advisor status	Advisor

Transamerica Leasing Holdings, Inc.	Delaware	100% Transamerica Finance Corporation	Holding company

Transamerica Life (Bermuda) Ltd.	Bermuda	100% Transamerica Occidental Life Insurance Company	Long-term life insurer in Bermuda — will primarily write fixed universal life and term insurance

Transamerica Life Canada	Canada	AEGON Canada Inc. owns 9,600,000 shares of common stock; AEGON International N.V. owns 3,568,941 shares of common stock and 184,000 shares of Series IV Preferred stock.	Life insurance company

Transamerica Life Insurance Company	Iowa	316,955 shares Common Stock owned by Transamerica Occidental Life Insurance Company; 42,500 shares Series A Preferred Stock & 87,755 shares Series B Preferred Stock owned by AEGON USA, Inc.	Insurance

Transamerica Marketing E Correctora De Seguros Brazil	Brazil	749,000 quotes shares owned by AEGON DMS Holding B.V.; 1 quota share owned by AEGON International N.V.	Brokerage company

Transamerica Mezzanine Financing Inc.	Delaware	100% TCFC Asset Holdings, Inc.	Holding company

Transamerica Minerals Company	California	100% TRS	Owner and lessor of oil and gas properties

Transamerica Oakmont Corporation	California	100% Transamerica Products, Inc.	General partner retirement properties

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Transamerica Oakmont Retirement Associates	California	Co-General Partners are Transamerica Oakmont Corporation and Transamerica Products I (Administrative General Partner)	Senior living apartments

Transamerica Occidental Life Insurance Company (“TOLIC”)	Iowa	100% TSC	Life Insurance

Transamerica Occidental’s Separate Account Fund C	California	100% TOLIC	Mutual fund

Transamerica Pacific Insurance Company, Ltd.	Hawaii	100% Transamerica Corp.	Life insurance

Transamerica Products, Inc. (“TPI”)	California	100% TSC	Holding company

Transamerica Pyramid Properties LLC	Iowa	100% TOLIC	Realty limited liability company

Transamerica Realty Investment Properties LLC	Delaware	100% TOLIC	Realty limited liability company

Transamerica Realty Services, LLC (“TRS”)	Delaware	100% AEGON USA Realty Advisors, Inc.	Real estate investments

Transamerica Retirement Communities S.F., Inc.	Delaware	100% TFC Properties, Inc.	Owned property

Transamerica Retirement Communities S.J., Inc.	Delaware	100% TFC Properties, Inc.	Owned property

Transamerica Securities Sales Corp.	Maryland	100% TSC	Life insurance sales

Transamerica Service Company (“TSC”)	Delaware	100% TIHI	Holding company

Transamerica Small Business Capital, Inc.	Delaware	100% TCFC Asset Holdings, Inc.	Holding company

Transamerica Trailer Leasing AG	Switzerland	100% Transamerica Leasing Holdings, Inc.	Leasing

Transamerica Trailer Leasing Sp. Z.O.O.	Poland	100% Transamerica Leasing Holdings, Inc.	Leasing

Transamerica Vendor Financial Services Corporation	Delaware	100% TCFC Asset Holdings, Inc.	Provides commercial leasing

Unicom Administrative Services, GmbH	Germany	100% Unicom Administrative Services, Inc.	This entity is in the process of being liquidated

Unicom Administrative Services, Inc.	Pennsylvania	100% Academy Insurance Group, Inc.	Provider of admin. services

United Financial Services, Inc.	Maryland	100% AEGON USA, Inc.	General agency

Universal Benefits Corporation	Iowa	100% AUSA Holding Co.	Third party administrator

USA Administration Services, Inc.	Kansas	100% TOLIC	Third party administrator

Valley Forge Associates, Inc.	Pennsylvania	100% Ampac Insurance Agency, Inc. (EIN #27-1720755)	Furniture & equipment lessor

Veterans Insurance Services, Inc.	Delaware	100% Ampac Insurance Agency, Inc. (EIN #27-1720755)	Special-purpose subsidiary

Veterans Life Insurance Company	Illinois	100% AEGON USA, Inc.	Insurance company

Westcap Investors, LLC	Delaware	100% Transamerica Investment Management, LLC	Inactive

Western Reserve Life Assurance Co. of Ohio	Ohio	100% AEGON USA, Inc.	Insurance

WFG China Holdings, Inc.	Delaware	100% World Financial Group, Inc.	Hold interest in Insurance Agency located in Peoples Republic of China

WFG Insurance Agency of Puerto Rico, Inc.	Puerto Rico	100% World Financial Group Insurance Agency, Inc.	Insurance agency

WFG Properties Holdings, LLC	Georgia	100% World Financial Group, Inc.	Marketing

WFG Property & Casualty Insurance Agency of Alabama, Inc.	Alabama	100% WFG Property & Casualty Insurance Agency, Inc.	Insurance agency

WFG Property & Casualty Insurance Agency of California, Inc.	California	100% WFG Property & Casualty Insurance Agency, Inc.	Insurance agency

WFG Property & Casualty Insurance Agency of Mississippi, Inc.	Mississippi	100% WFG Property & Casualty Insurance Agency, Inc.	Insurance agency

WFG Property & Casualty Insurance Agency of Nevada, Inc.	Nevada	100% WFG Property & Casualty Insurance Agency, Inc.	Insurance agency

WFG Property & Casualty Insurance Agency, Inc.	Georgia	100% World Financial Group Insurance Agency, Inc.	Insurance agency

WFG Securities of Canada, Inc.	Canada	100% World Financial Group Holding Company of Canada, Inc.	Mutual fund dealer

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
World Financial Group Holding Company of Canada Inc.	Canada	100% TIHI	Holding company

World Financial Group Insurance Agency of Canada Inc.	Ontario	50% World Financial Group Holding Co. of Canada Inc.; 50% World Financial Group Subholding Co. of Canada Inc.	Insurance agency

World Financial Group Insurance Agency of Hawaii, Inc.	Hawaii	100% World Financial Group Insurance Agency, Inc.	Insurance agency

World Financial Group Insurance Agency of Massachusetts, Inc.	Massachusetts	100% World Financial Group Insurance Agency, Inc.	Insurance agency

World Financial Group Insurance Agency of Wyoming, Inc.	Wyoming	100% World Financial Group Insurance Agency, Inc.	Insurance agency

World Financial Group Insurance Agency, Inc.	California	100% Western Reserve Life Assurance Co. of Ohio	Insurance agency

World Financial Group Subholding Company of Canada Inc.	Canada	100% World Financial Group Holding Company of Canada, Inc.	Holding company

World Financial Group, Inc.	Delaware	100% AEGON Asset Management Services, Inc.	Marketing

World Group Securities, Inc.	Delaware	100% AEGON Asset Management Services, Inc.	Broker-dealer

WRL Insurance Agency of Wyoming, Inc.	Wyoming	100% WRL Insurance Agency, Inc.	Insurance agency

WRL Insurance Agency, Inc.	California	100% Western Reserve Life Assurance Co. of Ohio	Insurance agency

Zahorik Company, Inc.	California	100% AUSA Holding Co.	Broker-Dealer

Zahorik Texas, Inc.	Texas	100% Zahorik Company, Inc.	Insurance agency

ZCI, Inc.	Alabama	100% Zahorik Company, Inc.	Insurance agency

Item 27.     Number of Policyowners

As of December 31, 2006, there were 919 Owners of the Policies.

Item 28.     Indemnification

Item 28. Indemnification

The New York Code (Sections 721 et. seq.) provides for permissive indemnification in certain situations, mandatory indemnification in other situations, and prohibits indemnification in certain situations. The Code also specifies procedures for determining when indemnification payments can be made.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Depositor pursuant to the foregoing provisions, or otherwise, the Depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Depositor of expenses incurred or paid by a director, officer or controlling person in connection with the securities being registered), the Depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.     Principal Underwriters

(a)	AFSG Securities Corporation serves as the principal underwriter for:

AFSG Securities Corporation serves as the principal underwriter for the Retirement Builder Variable Annuity Account, Separate Account VA A, Separate Account VA B, Separate Account VA C, Separate Account VA D, Separate Account VA E, Separate Account VA F, Separate Account VA I, Separate Account VA J, Separate Account VA K, Separate Account VA L, Separate Account VA P, Separate Account VA Q, Separate Account VA R, Separate Account VA S, Separate Account VA W, Separate Account VA X, Separate Account VA Y; Separate Account VA-1, Separate Account VA-6, Separate Account VA-7, Separate Account VA-8, Transamerica Corporate Separate Account Sixteen, Separate Account VL A and Separate Account VUL A. These accounts are separate accounts of Transamerica Life Insurance Company.

AFSG Securities Corporation serves as principal underwriter for Separate Account VA BNY, Separate Account VA QNY, Separate Account VA WNY, TFLIC Separate Account VNY, Separate Account VA-2LNY, TFLIC Separate Account C, Separate Account VA-5NLNY, Separate Account VA-6NY, TFLIC Series Annuity Account and TFLIC Series Life Account. These accounts are separate accounts of Transamerica Financial Life Insurance Company.

AFSG Securities Corporation serves as principal underwriter for Peoples Benefit Life Insurance Company Separate Account I, Peoples Benefit Life Insurance Company Separate Account II and Peoples Benefit Life Insurance Company Separate Account V. These accounts are separate accounts of Peoples Benefit Life Insurance Company.

AFSG Securities Corporation serves as principal underwriter for Separate Account VA U, Separate Account VA V, WRL Series Life Account, WRL Series Life Account G, WRL Series Life Corporate Account, WRL Series Annuity Account and WRL Series Annuity Account B. These accounts are separate accounts of Western Reserve Life Assurance Co. of Ohio.

AFSG Securities Corporation also serves as principal underwriter for Separate Account VA-2L, Separate Account VA-5, and Transamerica Occidental Life Separate Account VUL-3. These accounts are separate accounts of Transamerica Occidental Life Insurance Company.

AFSG Securities Corporation also serves as principal underwriter for Separate Account VA WM. This account is a separate account of Monumental Life Insurance Company.

AFSG Securities Corporation also serves as principal underwriter for AEGON/Transamerica Series Trust, Transamerica IDEX Mutual Funds and Transamerica Investors, Inc.

(b)	Directors and Officers of AFSG Securities Corporation:

Name	Principal Business Address	Position and Offices with Underwriter
Larry N. Norman	(1)	Director and President
Lisa Wachendorf	(1)	Vice President and Chief Compliance Officer
Frank A. Camp	(1)	Secretary
Darin D. Smith	(1)	Vice President and Assistant Secretary
Linda Gilmer	(1)	Treasurer, Controller, and Financial and Operations Principal
Teresa L. Stolba	(1)	Assistant Compliance Officer
John K. Carter	(2)	Vice President
Kyle A. Kellan	(2)	Vice President
Priscilla I. Hechler	(2)	Assistant Secretary and Assistant Vice President
Clifton W. Flenniken, III	(3)	Assistant Treasurer
Paula G. Nelson	(4)	Director
Phillip S. Eckman	(4)	Director
Carol A. Sterlacci	(2)	Assistant Controller and Treasurer
Michael C. Massrock	(2)	Vice President
Arthur D. Woods	(2)	Vice President

(1)	4333 Edgewood Road N.E., Cedar Rapids, IA 52499-0001
(2)	570 Carillon Parkway, St. Petersburg, FL 33716-1202
(3)	111 North Charles Street, Baltimore, MD 21201
(4)	600 South Highway 169 Suite 1800, Minneapolis, MN 55426

(c)	Compensation to Principal Underwriter:

Name of Principal Underwriter	Net Underwriting Discounts and Commissions(1)	Compensation on Redemption	Brokerage Commissions	Compensation
AFSG Securities Corporation	$699,867.00	0	0	0

(1)	Fiscal Year 2005

Item 30.    Location of Accounts and Records

The records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 to 31a-3 promulgated thereunder, are maintained by Manager Regulatory Filing Unit Transamerica, at 4 Manhattanville Road, Purchase, New York 10577, or its Service Office, Financial Markets Group—Variable Annuity Dept., 4333 Edgewood Road N.E., Cedar Rapids, Iowa 52499.

Item 31.    Management Services.

All management Policies are discussed in Part A or Part B.

Item 32.    Undertakings

(a) Registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as Premiums under the Policy may be accepted.

(b) Registrant undertakes that it will include either (i) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information or (ii) a space in the Policy application that an applicant can check to request a Statement of Additional Information.

(c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to Transamerica at the address or phone number listed in the Prospectus.

(d) Transamerica hereby represents that the fees and charges deduted under the policies, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Transamerica.

Section 403(b) Representations

Transamerica represents that it is relying on a no-action letter dated November 28, 1988, to the American Council of Life Insurance (Ref. No. IP-6-88), regarding Sections 22(e), 27(c)(1), and 27(d) of the Investment Company Act of 1940, in connection with redeemability restrictions on Section 403(b) Policies, and that paragraphs numbered (1) through (4) of that letter will be complied with.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant hereby certifies that this Amendment to the Registration Statement meets the requirements for effectiveness pursuant to paragraph (b) of Rule 485 and has caused this Registration Statement to be signed on its behalf, in the City of Cedar Rapids and State of Iowa, on this 29th day of January, 2007.

SEPARATE ACCOUNT VA BNY TRANSAMERICA FINANCIAL LIFE INSURANCE COMPANY Depositor

*
Mark W. Mullin President, Director, and Chairman of the Board

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the duties indicated.

Signatures	Title	Date

* Mark W. Mullin	Chairman of the Board, Director, and President	__________,2007

* James P. Larkin	Director, Vice President, and Assistant Secretary	__________,2007

* Elizabeth Belanger	Director	__________,2007

* Joe Carusone	Director	__________,2007

* Ronald F. Mosher	Director	__________,2007

* Robert F. Colby	Director, Vice President, Assistant Secretary, and Counsel	__________,2007

* Colette F. Vargas	Director and Chief Actuary	__________,2007

* William Brown, Jr.	Director	__________, 2007

* William L. Busler	Director	__________,2007

* Steven E. Frushtick	Director	__________,2007

* Peter G. Kunkel	Director and Vice President	__________,2007

* Peter P. Post	Director	__________,2007

* Cornelis H. Verhagen	Director	__________,2007

* Eric J. Martin	Controller and Treasurer	__________,2007

/s/ Craig D. Vermie Craig D. Vermie	Secretary and Corporate Counsel	January 29, 2007

*	Craig D. Vermie, Attorney-in-Fact

Registration No.

33-83560

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

EXHIBITS

TO

FORM N-4

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

FOR

SEPARATE ACCOUNT VA BNY

EXHIBIT INDEX

Exhibit No.	Description of Exhibit	Page No.*
(4)(l)	Form of Rider (Income Select for Life)

(14)	Powers of Attorney

*	Page numbers included only in manually executed original.